Financial assets and liabilities - Summary of detailed information about borrowings (Parenthetical) (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 29, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Loss for negotiable obligations	$ 6,175	$ 819	$ 2,515
Borrowings	$ 1,448,567	616,055
Net Leverage Ratio	3.5
Interest Coverage Ratio	2
US Dollar Linked Negotiable Obligation Fixed Rate Due May, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, face value	$ 40,785	40,785		$ 40,785
Borrowings	40,525	$ 40,525
ON XVII [Member]
Disclosure of detailed information about borrowings [line items]
Loss for negotiable obligations			$ 819
Borrowings	1,200
ON XVIII [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,500
ON XXI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,650
ON XXIII [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 20,000